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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ] Amendment Number :
                                               ----------
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trenton Capital Management, Ltd.
Address:   5956 Sherry Lane, Suite 1810
           Dallas, Texas 75225

Form 13F File Number: 28-12392

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Tyler F. Burke
Title:   President of the General Partner of Trenton Capital Management, Ltd.
Phone:   (214) 691-1734

Signature, Place, and Date of Signing:


/s/ Tyler F. Burke                          Dallas, TX           August 14, 2007
------------------------------------   -----------------------   --------------
(Signature)                               (City, State)              (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:    20
Form 13F Information Table Value Total: 99,688
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

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COLUMN 1                        COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------
                                TITLE OF                  VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                   CLASS         CUSIP    [x$1000]  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------
ABX AIR INC                  COM            00080S-10-1     8866 1,100,000 SH  N/A  SOLE              0 1,100,000      0    0
AFFORDABLE RESIDENTIAL       COM            008273-10-4     5024   425,000 SH  N/A  SOLE              0   425,000      0    0
AMERICAN ORIENTAL BIOENGR IN COM            028731-10-7     4450   500,000 SH  N/A  SOLE              0   500,000      0    0
CALLWAVE INC DEL             COM            13126N-10-1     2723   750,000 SH  N/A  SOLE              0   750,000      0    0
CHIPMOS TECH BERMUDA LTD     SHS            G2110R-10-6     5033   700,000 SH  N/A  SOLE              0   750,000      0    0
EARTHLINK INC                COM            270321-10-2     4482   600,000 SH  N/A  SOLE              0   600,000      0    0
ENCORE CAP GROUP INC         COM            292554-10-2     2692   215,672 SH  N/A  SOLE              0   215,672      0    0
FIVE STAR QUALITY CARE INC   COM            33832D-10-6     7980 1,000,000 SH  N/A  SOLE              0 1,000,000      0    0
GEMSTAR TV GUIDE INTL INC    COM            36866W-10-6     4428   900,000 SH  N/A  SOLE              0   900,000      0    0
HALOZYME THERAPEUTICS INC    COM            40637H-10-9     3692   400,000 SH  N/A  SOLE              0   400,000      0    0
HELIX ENERGY SOLUTIONS INC   COM            423309-10-7     5987   150,000 SH  N/A  SOLE              0   150,000      0    0
ICAGEN INC                   COM            45104P-10-4     2600 1,300,000 SH  N/A  SOLE              0 1,300,000      0    0
INVESTOOLS INC               COM            46145P-10-3    11454 1,150,000 SH  N/A  SOLE              0 1,150,000      0    0
KHD HUMBOLT WEDAG INTL       COM            482462-10-8     5820    95,000 SH  N/A  SOLE              0    95,000      0    0
NEKTAR THERAPEUTICS          COM            640268-10-8     4271   450,000 SH  N/A  SOLE              0   450,000      0    0
PAIN THERAPEUTICS            COM            69562K-10-0     3484   400,000 SH  N/A  SOLE              0   400,000      0    0
ROSETTA RESOURCES INC        COM            777779-30-7     6462   300,000 SH  N/A  SOLE              0   300,000      0    0
SILICON GRAPHICS INC         COM NEW        827056-30-0     3180   119,826 SH  N/A  SOLE              0   119,826      0    0
SPECTRUM PHARMACEUTICALS INC COM            84763A-10-8     3585   500,000 SH  N/A  SOLE              0   500,000      0    0
ZILA INC                     COM PAR $0.01  989513-20-5     3475 2,500,000 SH  N/A  SOLE              0 2,500,000      0    0
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